MATERIAL ACCOUNTING POLICIES - Post‑model adjustments on impairment allowance (Details) - COP ($)	Dec. 31, 2025		Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 34,317,259,000,000	[1]	$ 37,570,270,000,000
Proportion of adjustments to total impairment allowance	2.40%
Total impairment allowance
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 13,253,946,000,000
Economic uncertainty adjustments – ECL models
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	279,734,000,000
Economic uncertainty adjustments – significant clients
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	35,987,000,000
Economic uncertainty adjustments – Total
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 315,720,000,000
Commercial
MATERIAL ACCOUNTING POLICIES
Proportion of adjustments to total impairment allowance	2.30%
Commercial | Total impairment allowance
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 6,872,442,000,000
Commercial | Economic uncertainty adjustments – ECL models
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	119,109,000,000
Commercial | Economic uncertainty adjustments – significant clients
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	35,987,000,000
Commercial | Economic uncertainty adjustments – Total
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	155,095,000,000
Consumer and Small Business Loan
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 52,750,000,000,000
Proportion of adjustments to total impairment allowance	2.80%
Consumer and Small Business Loan | Total impairment allowance
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 5,414,308,000,000
Consumer and Small Business Loan | Economic uncertainty adjustments – ECL models
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	150,775,000,000
Consumer and Small Business Loan | Economic uncertainty adjustments – significant clients
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	0
Consumer and Small Business Loan | Economic uncertainty adjustments – Total
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	150,775,000,000
Mortgage
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 34,420,000,000,000
Proportion of adjustments to total impairment allowance	1.00%
Mortgage | Total impairment allowance
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 967,196,000,000
Mortgage | Economic uncertainty adjustments – ECL models
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	9,850,000,000
Mortgage | Economic uncertainty adjustments – significant clients
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	0
Mortgage | Economic uncertainty adjustments – Total
MATERIAL ACCOUNTING POLICIES
Total impairment allowance	$ 9,850,000,000

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.